FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Derivative financial instruments (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 contract BRL (R$)	Dec. 31, 2021 contract
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Derivative financial instruments for speculative purposes | R$	0
Embedded derivative financial instruments held | contract	0	0
Threshold business days for linear convention	360 days
Threshold business days for exponential convention	252 days